Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 3,848,598	$ 1,875,508	$ 12,214,556	$ 21,862,728
Cost of revenues	3,972,954	1,950,526	12,393,089	19,803,739
Gross (loss) profit	(124,356)	(75,018)	(178,533)	2,058,989
Operating Expenses:
General and administrative (including stock-based compensation of $6,645,891 and $6,492,653, respectively)	2,546,294	2,488,018	11,597,173	9,230,789
Sales and marketing	446,600	120,167	573,881	426,728
Research and development	32,546	36,319	160,858	137,278
Total operating expenses	3,025,440	2,644,504	12,331,912	9,794,795
Operating loss	(3,149,796)	(2,719,522)	(12,510,445)	(7,735,806)
Other expense (income):
Interest expense	79,314		103,615
Other income	(61)		(116)	(3)
Total other expense (income)	79,253		103,499	(3)
Loss before provision for income taxes	(3,229,049)	(2,719,522)	(12,613,944)	(7,735,803)
Provision for income taxes			2,464	2,400
Net Loss	(3,229,049)	(2,719,522)	(12,616,408)	(7,738,203)
Less cumulative preferred stock dividends	29,728		46,587
Net Loss to common stockholders	$ (3,258,777)	$ (2,719,522)	$ (12,662,995)	$ (7,738,203)
Weighted average shares outstanding - Basic	11,441,443	3,902,489	6,326,806	4,409,670
Weighted average shares outstanding - Diluted	11,441,443	3,902,489	6,326,806	4,409,670
Net loss per share - Basic	$ (0.28)	$ (0.70)	$ (2.00)	$ (1.75)
Net loss per share - Diluted	$ (0.28)	$ (0.70)	$ (2.00)	$ (1.75)